Stockholder's Deficit (Details Narrative) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Deficit Details Narrative
Common stock, Par value	$ 0.000001	$ 0.000001	$ 0.000001
Preferred stock, Authorized	5,000,000	5,000,000	5,000,000
Preferred stock, Issued	0	0	0
Preferred stock, Outstanding	0	0	0
Preferred stock, Par value	$ 0.000001	$ 0.000001	$ 0.000001
Common stock, Authorized	95,000,000	95,000,000	95,000,000
Common stock, Issued	5,700,000	5,700,000	5,700,000
Common stock, Outstanding	5,700,000	5,700,000	5,700,000